Income tax - Tax losses available for offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Tax rate	27.98%	19.25%	24.02%
Accumulated tax loss (gross)	$ (504,280)	$ (681,545)	$ (738,881)
Germany
Disclosure of geographical areas [line items]
Tax rate	30.20%
Accumulated tax loss (gross)	$ (36,125)	(27,142)	(37,933)
Corporate income tax rate	15.80%
Trade tax rate	14.40%
Germany | Trade Tax
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (64,942)	(53,474)	(64,276)
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax rate	31.00%
Accumulated tax loss (gross)	$ (29,780)	(37,863)	(29,580)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	22.50%
Accumulated tax loss (gross)	$ (62,390)	(100,454)	(151,823)
Nigeria
Disclosure of geographical areas [line items]
Tax rate	30.00%
Accumulated tax loss (gross)	$ (137,013)	(252,909)	(269,961)
South Africa
Disclosure of geographical areas [line items]
Tax rate	28.00%
Accumulated tax loss (gross)	$ (56,532)	(53,251)	(49,591)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	10 years
Tax rate	30.00%
Accumulated tax loss (gross)	$ (74,817)	(86,933)	(87,785)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (30,144)	(35,101)	(34,784)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (6,316)	(6,852)	(9,560)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (71,163)	$ (81,040)	$ (67,864)